EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 97.8%
	DIVERSIFIED EXPLORATION AND MINING — 1.6%
880,000	Carbon Neutral[1,2]	$1,803,698
4,000,000	Nuvau Minerals Corp.[1,2]	1,503,081
		3,306,779
	GOLD AND PRECIOUS METALS — 0.4%
46,432	Newcrest Mining Ltd.[2]	736,994

	GOLD EXPLORATION — 3.5%
2,663,228	Aurion Resources Ltd.*,2	1,240,945
10,962,498	Besra Gold, Inc.*,2	363,688
3,000,000	Besra Gold, Inc.*,1,2	99,527
101,265	Dakota Gold Corp.*	355,440
577,800	Irving Resources, Inc.*,2	429,898
270,000	Irving Resources, Inc.*,1,2	200,887
533,000	Newcore Gold Ltd.*,2	108,154
786,500	Revival Gold, Inc.*,2	407,850
2,520,000	Revival Gold, Inc.*,1,2	1,306,779
4,680,597	Vista Gold Corp.*	2,901,502
8,200	Vista Gold Corp.*,2	4,930
		7,419,600
	GOLD MINING — 37.1%
219,840	Agnico Eagle Mines Ltd.	12,416,563
15,000	AngloGold Ashanti Ltd. - ADR	315,300
2,685,229	B2Gold Corp.	10,660,359
150,000	B2Gold Corp.[2]	594,093
583,892	Barrick Gold Corp.	11,415,089
1,443,099	Equinox Gold Corp.*,2	6,604,895
120,000	Equinox Gold Corp.*	546,000
817,687	Evolution Mining Ltd.[2]	1,846,967
805,690	Gold Fields Ltd. - ADR	9,217,094
2,910,560	i-80 Gold Corp.*,2	7,809,033
150,005	Kinross Gold Corp.	696,023
47,700	Newmont Corp.	2,524,761
6,044,100	OceanaGold Corp.*,2	13,082,074
100,000	OceanaGold Corp.*	218,000
116,743	Polymetal International PLC*,2	335,361
5,000	Polyus PJSC - GDR*,1,2	83,200
		78,364,812
	PRECIOUS METALS DEVELOPMENTAL — 3.8%
3,193,263	Adriatic Metals PLC*,2	7,100,147

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS DEVELOPMENTAL (Continued)
253,400	Artemis Gold, Inc.*,2	$902,688
		8,002,835
	PRECIOUS METALS EXPLORATION — 4.0%
1,611,182	Almadex Minerals Ltd.*,2	435,913
2,100,000	G2 Goldfields, Inc.*,1,2	1,309,935
8,577,590	GBM Resources Ltd.*,2	314,841
234,527	Harfang Exploration, Inc.*,2	41,420
78,000	Heliostar Metals Ltd.*,2	14,069
6,136,364	Heliostar Metals Ltd.*,1,2	1,106,814
781,300	Kenorland Minerals Ltd.*,2	481,486
1,850,000	Kenorland Minerals Ltd.*,1,2	1,140,087
5,485,900	Midland Exploration, Inc.*,2,3	2,308,811
6,329,204	Mundoro Capital, Inc.*,2,3	927,548
2,490,000	Riverside Resources, Inc.*,2	271,344
10,500,000	Thomson Resources Ltd.*,2	133,409
		8,485,677
	ROYALTY COMPANIES — 36.9%
5,701,800	Elemental Altus Royalties Corp.*,2,3	5,442,121
900,000	Elemental Altus Royalties Corp.*,1,2,3	859,011
1,304,518	EMX Royalty Corp.*	2,661,217
124,000	EMX Royalty Corp.*,1,2	253,480
89,096	Franco-Nevada Corp.	13,070,383
368,000	Lara Exploration Ltd.*,2	210,191
1,573,850	Metalla Royalty & Streaming Ltd.*,2	7,806,561
389,437	Metalla Royalty & Streaming Ltd.*	1,919,924
4,435,151	Orogen Royalties, Inc.*,2	1,699,930
750,000	Orogen Royalties, Inc.*,1,2	287,464
640,889	Osisko Gold Royalties Ltd.	8,575,095
323,120	Osisko Gold Royalties Ltd.[2]	4,324,941
91,400	Royal Gold, Inc.	11,610,542
950,100	Sandstorm Gold Ltd.	5,501,079
3,100,000	Star Royalties Ltd.*,2	943,559
312,120	Triple Flag Precious Metals Corp.	4,213,625
74,600	Vox Royalty Corp.[2]	176,605
162,000	Wheaton Precious Metals Corp.	7,409,880
25,000	Wheaton Precious Metals Corp.[2]	1,143,093
		78,108,701
	SILVER: EXPLORATION AND MINING — 10.5%
3,300,980	Fortuna Silver Mines, Inc.*	12,708,773
488,500	Pan American Silver Corp.	8,905,355

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number
of Shares		Value
COMMON STOCKS (Continued)
SILVER: EXPLORATION AND MINING (Continued)
100,000	SilverCrest Metals, Inc.*	$653,000
22,267,128
TOTAL COMMON STOCKS
	(Cost $167,721,860)	206,692,526

WARRANTS — 0.0%
DIVERSIFIED EXPLORATION AND MINING — 0.0%
2,000,000	Nuvau Minerals Corp., Strike Price: 0.75 CAD, Expiration Date: March 15, 2025*,1,2	—

PRECIOUS METALS EXPLORATION — 0.0%
9,090,909	GBM Resources Ltd., Strike Price: 0.096 AUD, Expiration Date: April 1, 2023*,1,2	—
3,068,182	Heliostar Metals Ltd., Strike Price: 0.30 CAD, Expiration Date: February 15, 2026*,1,2	—
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*,1,2	—
800,000	Revival Gold, Inc., Strike Price: 0.80 CAD, Expiration Date: January 25, 2024*,1,2	—
6,750,000	Thomson Resources Ltd., Strike Price: 0.115 AUD, Expiration Date: November 8, 2024*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
—
ROYALTY COMPANIES — 0.0%
793,584	Elemental Altus Royalties Corp., Strike Price: 2.53 CAD, Expiration Date: March 2, 2023*,1,2	—
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*,1,2	—
62,000	EMX Royalty Corp., Strike Price: 4.00 CAD, Expiration Date: November 10, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: May 15, 2023*,1,2	—
—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 18, 2023*,1,2	—
TOTAL WARRANTS
	(Cost $—)	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2023 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENTS — 2.3%
4,913,030	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.12%[4]	$4,913,030
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,913,030)	4,913,030

	TOTAL INVESTMENTS — 100.1%
	(Cost $172,634,890)	211,605,556

	Liabilities in Excess of Other Assets — (0.1)%	(129,296)
	TOTAL NET ASSETS — 100.0%	$211,476,260

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 4.71% of Net Assets. The total value of these securities is $9,953,963.

[2]	Foreign security denominated in U.S. dollars.

[3]	Affiliated company.

[4]	The rate is the annualized seven-day yield at period end.

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of January 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
Elemental Altus Royalties Corp.(1)	$6,202,514	$-	$-	$-	$(6,523,830)	$321,316	$-	$-
Magna Gold Corp. (1)	576,196	-	(153,610)	(1,130,432)	-	707,846	-	-
Midland Exploration, Inc.	1,530,125	-	-	-	-	778,686	2,308,811	-
Mundoro Capital, Inc.	836,213	-	-	-	-	91,335	927,548	-

Total	$9,145,048			$(1,130,432)		$1,899,183	$3,236,359	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
Elemental Altus Royalties Corp.(1)	6,601,800	-	-	-	6,601,800
Magna Gold Corp. (1)	5,233,400	-	(5,233,400)	-	-
Midland Exploration, Inc.	5,485,900	-	-	-	5,485,900
Mundoro Capital, Inc.	6,329,204	-	-	-	6,329,204

*	Net of foreign withholding taxes.

(1)	Not an affiliate at the end of the period.